Property, plant and equipment - Movements (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, plant and equipment
Balance at beginning of year	$ 41,148	$ 46,576
Additions (i)	2,196	1,848
Disposals	(44)	(55)
Assets retirement obligation	(237)	343
Depreciation, depletion and amortization	(1,336)	(1,492)
Impairment (iii)	(88)	(692)
Acquisition of NLC (note 12)	922
Translation adjustment	1,323	(8,316)
Balance at end of year	43,884	38,212
Building and land
Property, plant and equipment
Balance at beginning of year	8,591	10,702
Disposals	(2)	(3)
Depreciation, depletion and amortization	(227)	(224)
Impairment (iii)		(168)
Acquisition of NLC (note 12)	235
Translation adjustment	264	(2,098)
Transfers	78	128
Balance at end of year	8,939	8,337
Facilities
Property, plant and equipment
Balance at beginning of year	7,591	9,604
Disposals	(3)	(4)
Depreciation, depletion and amortization	(234)	(276)
Impairment (iii)		(228)
Acquisition of NLC (note 12)	456
Translation adjustment	271	(2,116)
Transfers	201	178
Balance at end of year	8,282	7,158
Equipment
Property, plant and equipment
Balance at beginning of year	4,933	5,686
Disposals	(12)	(4)
Depreciation, depletion and amortization	(334)	(396)
Impairment (iii)		(17)
Acquisition of NLC (note 12)	102
Translation adjustment	138	(794)
Transfers	301	286
Balance at end of year	5,128	4,761
Mineral properties
Property, plant and equipment
Balance at beginning of year	8,054	8,261
Disposals		(8)
Assets retirement obligation	(237)	343
Depreciation, depletion and amortization	(254)	(259)
Impairment (iii)		(123)
Translation adjustment	237	(972)
Transfers	164	359
Balance at end of year	7,964	7,601
Railway equipment
Property, plant and equipment
Balance at beginning of year	2,523	3,241
Disposals	(1)	(1)
Depreciation, depletion and amortization	(79)	(117)
Acquisition of NLC (note 12)	2
Translation adjustment	93	(837)
Transfers	53	107
Balance at end of year	2,591	2,393
Right of use assets
Property, plant and equipment
Balance at beginning of year	1,563	1,692
Additions (i)	45	36
Depreciation, depletion and amortization	(81)	(83)
Acquisition of NLC (note 12)	33
Translation adjustment	11	(114)
Balance at end of year	1,571	1,531
Others
Property, plant and equipment
Balance at beginning of year	2,495	3,012
Disposals		(3)
Depreciation, depletion and amortization	(127)	(137)
Impairment (iii)		(61)
Acquisition of NLC (note 12)	2
Translation adjustment	80	(566)
Transfers	113	153
Balance at end of year	2,563	2,398
Constructions in progress
Property, plant and equipment
Balance at beginning of year	5,398	4,378
Additions (i)	2,151	1,812
Disposals	(26)	(32)
Impairment (iii)	(88)	(95)
Acquisition of NLC (note 12)	92
Translation adjustment	229	(819)
Transfers	(910)	(1,211)
Balance at end of year	6,846	4,033
Coal asset
Property, plant and equipment
Impairment (iii)	(88)
Carrying amount
Property, plant and equipment
Balance at end of year	75,917	66,311
Carrying amount | Building and land
Property, plant and equipment
Balance at end of year	15,905	14,333
Carrying amount | Facilities
Property, plant and equipment
Balance at end of year	12,739	10,825
Carrying amount | Equipment
Property, plant and equipment
Balance at end of year	11,251	10,176
Carrying amount | Mineral properties
Property, plant and equipment
Balance at end of year	17,406	15,929
Carrying amount | Railway equipment
Property, plant and equipment
Balance at end of year	4,047	3,579
Carrying amount | Right of use assets
Property, plant and equipment
Balance at end of year	2,011	1,837
Carrying amount | Others
Property, plant and equipment
Balance at end of year	5,712	5,599
Carrying amount | Constructions in progress
Property, plant and equipment
Balance at end of year	6,846	4,033
Accumulated amortization
Property, plant and equipment
Balance at end of year	(32,033)	(28,099)
Accumulated amortization | Building and land
Property, plant and equipment
Balance at end of year	(6,966)	(5,996)
Accumulated amortization | Facilities
Property, plant and equipment
Balance at end of year	(4,457)	(3,667)
Accumulated amortization | Equipment
Property, plant and equipment
Balance at end of year	(6,123)	(5,415)
Accumulated amortization | Mineral properties
Property, plant and equipment
Balance at end of year	(9,442)	(8,328)
Accumulated amortization | Railway equipment
Property, plant and equipment
Balance at end of year	(1,456)	(1,186)
Accumulated amortization | Right of use assets
Property, plant and equipment
Balance at end of year	(440)	(306)
Accumulated amortization | Others
Property, plant and equipment
Balance at end of year	$ (3,149)	$ (3,201)